SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

06-01    GER    3000     6.8200       7.70	       Weeden & Co.
06-02    " "    3500     6.8506       7.79	       	""
06-03    " "    2500     6.8896       7.78	       	""
06-04    " "    3000     6.8750       7.86	       	""
06-07    " "    2000     6.9900	  8.03	       	""
06-08    " "    2000     6.9900       7.99	       	""
06-09    " "    1200     6.7900       7.87	       	""
06-10    " "    2700     6.8600	  7.84	       	""
06-14    " "     900     6.7200       7.70	       	""
06-15    " "    3000     6.7693       7.80	       	""
06-16    " "    2000     6.7900       7.81	       	""
06-17    " "    2000     6.7950       7.75	       	""
06-18    " "    2000     6.8400       7.83	       	""
06-21    " "    4000     6.8100       7.80		     	""
06-22    " "     700     6.7400       7.71	       	""
06-23    " "    1000     6.7700       7.74	       	""
06-24    " "    3000     6.8480       7.92	       	""
06-25    " "    3000     6.8000       7.91	       	""
06-28    " "    4000     6.9850       8.05	       	""
06-29    " "    2000     6.9800       8.00	       	""


The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          7/6/04